Summary of Significant Accounting Policies - Impact to the Consolidated Statement of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	¥ 4,287,565	$ 623,600	¥ 3,895,846	¥ 1,208,674
Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	4,218,946
Loan facilitation service fees [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	2,919,234	424,585	2,843,287	911,448
Loan facilitation service fees [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	2,919,234
Post-facilitation service fees [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	922,797	134,215	668,819	126,823
Post-facilitation service fees [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	922,797
Other Revenue [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	376,915	$ 54,820	¥ 491,400	¥ 170,403
Other Revenue [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	376,915
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	3,707,869
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Loan facilitation service fees [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	2,141,565
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Post-facilitation service fees [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	773,116
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Other Revenue [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	793,188
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	511,077
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Loan facilitation service fees [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	777,669
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Post-facilitation service fees [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	149,681
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Other Revenue [Member] | Accounting Standards Update 2014-09 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	¥ (416,273)